Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Aggregate Erroneous Compensation Not Yet Determined	We maintain a clawback policy that is intended to comply with the requirements of NYSE Stock Market Listing Standard303A.14 implementing Rule
10D-1
under the Exchange Act. In the event we are required to prepare an accounting restatement of our financial statements due to material non-compliance
with any financial reporting requirement under the federal securities laws, we will recover the excess incentive-based compensation received by any covered executive, including our named executive officers, during the prior three fiscal years that exceeds the amount that the executive otherwise would have received had the incentive-based compensation been determined based on the restated financial statements.